CONSOLIDATED BALANCE SHEETS	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,501,417,491	$ 360,279,057	¥ 2,392,591,132
Restricted cash	318,784,923	45,914,579	555,723,874
Restricted short-term investments	3,333,450,365	480,116,717	1,160,518,067
Short-term investments	71,301,081	10,269,492	29,427,066
Accounts receivable, net - related parties	1,414,084,059	203,670,468	60,973,795
Accounts receivable, net - third parties	4,753,715,319	684,677,419	2,690,519,049
Notes receivable, net - related parties	610,200,000	87,887,081
Notes receivable, net - third parties	915,314,761	131,832,747	515,441,932
Advances to suppliers - related parties	661,788	95,317	1,021,128
Advances to suppliers - third parties	325,766,259	46,920,101	251,389,853
Inventories, net	4,473,514,697	644,320,135	3,203,325,042
Forward contract receivables	640,876	92,305	7,038,537
Other receivables - related parties	79,124,874	11,396,352
Capped call options			17,490,323
Deferred tax assets - current	130,675,655	18,821,209	79,100,567
Prepayments and other current assets	766,644,253	110,419,740	715,448,906
Held-for-sale assets			10,814,794,855
Total current assets	19,695,296,401	2,836,712,719	22,494,804,126
Non-current assets:
Restricted cash - non-current	197,214,485	28,404,794	160,218,100
Project assets, net	55,063,496	7,930,793
Investments in affiliates	7,200,000	1,037,016	7,200,000
Property, plant and equipment, net	4,738,681,353	682,512,077	3,766,435,564
Land use rights, net	450,940,595	64,948,955	349,914,140
Intangible assets, net	20,296,727	2,923,337	20,472,447
Deferred tax assets - non-current	134,791,362	19,413,994	117,802,910
Other assets - related parties	173,375,586	24,971,278
Other assets - third parties	617,779,748	88,978,791	227,701,217
Total non-current assets	6,395,343,352	921,121,035	4,649,744,378
Total assets	26,090,639,753	3,757,833,754	27,144,548,504
Current liabilities:
Accounts payable - related parties			1,478,529
Accounts payable - third parties	4,290,070,506	617,898,676	3,783,304,934
Notes payable - third parties	4,796,766,263	690,878,045	1,924,495,767
Accrued payroll and welfare expenses	582,275,670	83,865,140	454,210,855
Advances from related parties	60,541,490	8,719,788
Advances from third parties	1,376,919,487	198,317,656	1,299,491,407
Income tax payable	168,111,676	24,213,118	106,001,988
Forward contract payables			4,295,737
Convertible senior notes - current	423,739,708	61,031,212	650,916,976
Deferred tax liabilities - current	17,074,064	2,459,177	9,266,399
Derivative liability - current	10,364,075	1,492,737
Bond payable and accrued interests			866,725,777
Short-term borrowings, including current portion of long-term bank borrowings	5,488,629,040	790,527,011	2,589,864,128
Other payables and accruals	1,019,420,371	146,827,075	898,173,587
Other payables - related parties	76,033,573	10,951,112	4,992,975
Guarantee liabilities to related parties	52,710,970	7,591,959
Held-for-sale liabilities			6,029,222,824
Total current liabilities	18,362,656,893	2,644,772,706	18,622,441,883
Non-current liabilities:
Long-term borrowings	488,519,559	70,361,452	1,308,679,827
Long-term payables	44,015,631	6,339,569
Warrant liability			68,377,608
Accrued warranty costs - non-current	511,208,557	73,629,347	329,236,560
Convertible senior notes			856,064,385
Deferred tax liability - non current	50,650,530	7,295,194	25,220
Guarantee liabilities to related parties - non current	173,375,586	24,971,278
Total non-current liabilities	1,267,769,863	182,596,840	2,562,383,600
Total liabilities	19,630,426,756	2,827,369,546	21,184,825,483
Commitment and contingencies
Redeemable non-controlling interests			1,607,925,732
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 127,197,130 and 128,456,466 shares issued as of December 31, 2015 and December 31, 2016, respectively, 125,473,930 and 126,733,266 shares outstanding as of December 31, 2015 and December 31,2016, respectively.)	17,881	2,575	17,711
Additional paid-in capital	3,145,262,253	453,011,991	2,924,336,179
Statutory reserves	466,252,857	67,154,380	351,763,271
Accumulated other comprehensive income	104,784,173	15,092,060	12,582,041
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2015 and 2016, respectively	(13,875,553)	(1,998,495)	(13,875,553)
Retained earnings	2,758,267,275	397,273,120	1,047,044,597
Total JinkoSolar Holding Co., Ltd. Shareholders' equity	6,460,708,886	930,535,631	4,321,868,246
Non-controlling interests	(495,889)	(71,423)	29,929,043
Total shareholders' equity	6,460,212,997	930,464,208	4,351,797,289
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 26,090,639,753	$ 3,757,833,754	¥ 27,144,548,504